Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Definite-life Intangible Assets and Accumulated Amortization

The following is a summary of definite-life intangible assets less accumulated amortization as of December 31, 2017 and 2016, respectively:

	Year Ended December 31,
	2017	2016

Provisional Patent Applications	$254,570	$183,574
Patents	59,701	59,701
Customer Contacts	262,009	262,009
Less: Accumulated Amortization	(281,884)	(278,833)

Net Intangible Assets	$294,396	$226,450

Schedule of Aggregate Amortization Expense	The estimated aggregate amortization expense for each of the succeeding years ending December 31 is as follows:
2018	3,051
2019	3,051
2020	3,051
2021	3,051
Thereafter	27,622

$39,826